Note 23 - Statutory Reserves and Restricted Net Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Annual Appropriations, General Reserve Fund, Percent of After-Tax Profit, Minimum	10.00%
Reserve Funds, Appropriations	$ 30,658	$ 118,265	$ 221,679
Net Assets, Not Available For Distribution	74,101,332
Statutory Reserves [Member]
Retained Earnings, Appropriated	$ 5,856,400	$ 5,825,742